Acquisitions and Other Transactions	6 Months Ended
Jun. 30, 2025
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 3 - Acquisitions and Other Transactions

Subsequent to June 30, 2025

(a)	Acquisition of Royalty on AngloGold Ashanti plc’s Arthur Gold Project – Nevada, U.S.

Subsequent to quarter-end, on July 23, 2025, the Company, through a wholly-owned subsidiary, acquired a 1.0% net smelter return (“NSR”) royalty (from an existing 1.5% NSR royalty) on AngloGold Ashanti plc’s (“AngloGold”) Arthur Gold Project (previously the Expanded Silicon Project) from Altius Minerals Corporation (“Altius”) for $250 million in cash, plus a contingent cash payment of $25.0 million. The contingent cash consideration is payable dependent upon the final award outcome of an ongoing arbitration process between Altius and AngloGold that confirms the full extent of the royalty area of interest. Altius holds the remaining 0.5% NSR royalty, over which Franco-Nevada has been granted certain pre-emptive rights on a sale by Altius.

(b)	Pre-construction Funding of Cascabel Stream – Ecuador

Subsequent to quarter-end, on July 17, 2025, the Company, through a wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), funded the second of three equal-sized payments in the amount of $23.3 million to SolGold plc (“SolGold”) for pre-construction activities of the Cascabel project. FNBC acquired the Cascabel stream from SolGold in July 2024.

(c)	Acquisition of Additional Royalty on Gold Quarry Mine – Nevada, U.S.

Subsequent to quarter-end, on July 11, 2025, the Company, through a wholly-owned subsidiary, acquired from a third party an additional 1.62% NSR on Nevada Gold Mines LLC’s Gold Quarry mine for $10.5 million plus a $1.0 million contingent payment. As a result, Franco-Nevada now holds a combined 8.91% NSR based on production with an annual minimum payment amount tied to Mineral Reserves and stockpiles attributed to the royalty property.

For the six months ended June 30, 2025

(d)	Acquisition of Royalty on Côté Gold Mine – Ontario, Canada

On June 24, 2025, the Company acquired an existing royalty on the Côté Gold Mine in Ontario from a private third party for total cash consideration of $1,050.0 million. The royalty consists of a 7.5% gross margin royalty on the Côté Gold Mine. Royalty deductions include cash operating costs and exclude all capital, exploration, depreciation and other non-cash costs. The Côté Gold Mine is operated through an unincorporated joint venture by IAMGOLD Corporation (“IAMGOLD”) and is owned by IAMGOLD (70%) and Sumitomo Metal Mining Co. Ltd. (“Sumitomo”) (30%). IAMGOLD and Sumitomo hold an option, exercisable at their discretion, to buy down up to 50% of the royalty at Franco-Nevada’s acquisition cost in two equal tranches of 25%. The cost to repurchase the tranches are as follows: (i) the initial 25% buydown option for an internal rate of return equal to the Secured Overnight Financing Rate (“SOFR”) plus 1.10%, exercisable within two years of closing, and (ii) the additional 25% buydown option cost for an internal rate of return equal to 10%, following exercise of the initial option, exercisable within three years of closing. Both 25% options are subject to a minimum such that the exercise price shall be the greater of the calculated value or 25% of Franco-Nevada’s royalty purchase price ($262.5 million).

The transaction has been accounted for as an acquisition of a mineral interest.

(e)	Financing Package with Discovery Silver Corp. on the Porcupine Complex – Ontario, Canada

On April 15, 2025, the Company, through a wholly-owned subsidiary, acquired a 4.25% NSR royalty for $300.0 million on Discovery Silver Corp.’s (“Discovery”) Porcupine Complex, located in Ontario, Canada. The Company also agreed to provide a $100.0 million senior secured term loan (the “Discovery Term Loan”). On February 3, 2025, the Company purchased 78,833,333 subscription receipts for $48.6 million (C$70.9 million) which were exchanged for Discovery common shares.

Porcupine NSR Royalty

The royalty on the Porcupine Complex consists of two tranches: (i) a 2.25% NSR in perpetuity on all minerals produced, and (ii) a 2.00% NSR on all minerals produced until the earlier of royalty payments on the tranche equivalent to 72,000 gold ounces or a cash payment equal to a pre-tax annual internal rate of return of 12% in reference to a $100.0 million attributable purchase price.

The royalty on the Porcupine Complex has been accounted for as an acquisition of a mineral interest.

Discovery Term Loan

The Discovery Term Loan is a $100.0 million, 7-year term loan with an availability period of 2 years from closing. The loan will bear interest at a rate of 3-Month Secured Overnight Financing Rate (“3-Month SOFR”) +4.50% per annum. Amortization will begin after year 5 at 5% per quarter, with no restrictions on prepayment. The loan provides for an upfront fee equal to 2% on any principal drawn, a standby fee of 100 basis points per annum on undrawn funds, and the issuance by Discovery of 3,900,000 common share purchase warrants with an exercise price of C$0.95 per common share and an expiry date of April 15, 2028. The warrants have been accounted for as derivative instruments designated at FVTPL.

No amounts were advanced under the Discovery Term Loan as at June 30, 2025.

Discovery Common Shares

As part of Discovery’s public offering of subscription receipts of approximately $169.5 million (C$247.5 million) which closed on February 3, 2025, the Company purchased 78,833,333 subscription receipts at a price of C$0.90 per subscription receipt for an aggregate purchase price of $48.6 million (C$70.9 million). On April 16, 2025, the subscription receipts were automatically exchanged for common shares of Discovery. Franco-Nevada has agreed to a two-year lock-up period ending on April 15, 2027.

The Company’s holding of subscription receipts of Discovery has been accounted for as an equity investment designated at FVTOCI.

(f)	Acquisition of Precious Metals Stream on Sibanye Stillwater Limited’s Western Limb Mining Operations – South Africa

On February 28, 2025, the Company’s wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”) completed the acquisition of a precious metals stream (the “Western Limb Mining Operations Stream”) with reference to specific production from Sibanye Stillwater Limited’s (“Sibanye-Stillwater”) Marikana, Rustenburg and Kroondal mining operations (the “Stream Area”) in South Africa for a purchase price of $500.0 million. The Western Limb Mining Operations Stream is primarily comprised of a gold component for the life of mine (“LOM”) and a platinum component until total delivery of 294,000 ounces of platinum.

Key terms:

●	Gold stream deliveries to FNBC are initially based off the platinum, palladium, rhodium and gold (“4E PGM”) production from the Stream Area, according to the following schedule:
o	Gold ounces equal to 1.1% of 4E PGM ounces contained in concentrate until delivery of 87,500 ounces of gold, then
o	Gold ounces equal to 0.75% of 4E PGM ounces contained in concentrate until total delivery of 237,000 ounces of gold, then
o	80% of gold contained in concentrate for the remaining LOM.
●	Platinum stream deliveries to FNBC are based on platinum production from the Western Limb Mining Operations Stream Area, according to the following schedule:
o	1.0% of platinum contained in concentrate until the delivery of 48,000 ounces of platinum, then
o	Step-up to 2.1% of platinum contained in concentrate until total delivery of 294,000 ounces of platinum, then
o	No further platinum deliveries.

Other terms include:

●	Gold and platinum ounces delivered will be subject to an ongoing payment of 5% of spot prices respectively to Sibanye-Stillwater. In the case of gold, the ongoing payment will increase to 10% following the delivery of 237,000 ounces of gold to FNBC.
●	Effective start date of the Western Limb Mining Operations Stream is September 1, 2024. First deliveries related to production from September 1, 2024 to December 31, 2024 were received in March 2025.

The transaction has been accounted for as an acquisition of a mineral interest.

(g)	Pandora Royalty – South Africa

On February 28, 2025, the Company and Sibanye-Stillwater converted the Company’s 5% net profit interest on the Pandora property to a 1% net smelter return royalty.

(h)	Acquisition of Royalty on Hayasa Metals Inc.’s Urasar Project – Armenia

On January 21, 2025, the Company acquired a 0.625% NSR covering all minerals produced from Hayasa Metals Inc.’s (“Hayasa”) Urasar gold-copper project in northern Armenia for $0.55 million, pursuant to a joint acquisition agreement with EMX Royalty Corp. (“EMX”).

The transaction has been accounted for as an acquisition of a mineral interest.

(i)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company recorded contributions to the Royalty Acquisition Venture of $2.8 million and $4.4 million in Q1 2025 and H1 2025, respectively (Q1 2024 – $5.3 million and H1 2024 – 19.1 million). As at June 30, 2025, the Company has remaining commitments of up to $41.9 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11.